Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income [Table Text Block]

Unrealized gains on
available for sale
securities (a)
Balance as of December 31, 2013	$(2,602)
Other comprehensive income before reclassification	3,836
Amount reclassified from accumulated other comprehensive income (loss)	(772)
Total other comprehensive income	3,064
Balance as of December 31, 2014	$462

Unrealized gains on
available for sale
securities (a)
Balance as of December 31, 2012	$2,797
Other comprehensive loss before reclassification	(4,818)
Amount reclassified from accumulated other comprehensive income (loss)	(581)
Total other comprehensive loss	(5,399)
Balance as of December 31, 2013	$(2,602)

Items Reclassified Out of Each Component of OCI [Table Text Block]

	Amount Reclassified
	From Accumulated		Affected Line Item in
	Other		the Statement Where
	Comprehensive		Net Income is
Details about other comprehensive income	Income (Loss) (a)		Presented

	Twelve months	Twelve months
	ended	ended
	December 31,	December 31,
	2014	2013
Unrealized gains on available for sale securities	$(1,170)	$(881)	Net realized gains on sales of securities
	398	300	Income tax expense
	$(772)	$(581)	Net of tax

Amounts in parentheses indicate debits to net income